Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Assets
Other investments, at fair value (amortized cost: $50.1, 2023: $50.8)	$ 48.7	$ 47.5
Total investments	3,717.3	3,341.4
Cash and cash equivalents	806.8	712.4
Restricted cash and cash equivalents	212.3	251.7
Accrued investment income	27.4	27.2
Premiums and other receivables (net of allowances for credit losses of $13.4, 2023: $17.3)	2,808.1	2,209.3
Deferred reinsurance premiums	1,405.5	1,061.4
Reinsurance balances recoverable on paid losses (net of allowances for credit losses of $nil, 2023: $nil)	194.1	182.7
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowances for credit losses of $1.3, 2023: $1.3)	1,164.9	1,108.6
Deferred policy acquisition costs (includes The Fidelis Partnership deferred commissions of $220.8, 2023: $164.1)	926.3	786.6
Other assets	173.9	173.5
Total assets	11,685.1	10,028.1
Liabilities
Reserves for losses and loss adjustment expenses	2,800.8	2,448.9
Unearned premiums	3,789.3	3,149.5
Reinsurance balances payable	1,402.9	1,071.5
Long term debt	448.8	448.2
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	141.9	67.3
Total liabilities	9,052.8	7,578.3
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 111,726,363, 2023: 117,914,754)	1.2	1.2
Additional paid-in capital	2,043.6	2,039.0
Accumulated other comprehensive income/(loss)	56.1	(27.0)
Retained earnings	636.9	436.6
Common shares held in treasury, at cost (shares held: 6,570,003, 2023: nil)	(105.5)	0.0
Total shareholders' equity	2,632.3	2,449.8
Total liabilities and shareholders' equity	11,685.1	10,028.1
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowances for credit losses of $nil, 2023: $nil)	248.5	173.3
Liabilities
Amounts due to The Fidelis Partnership	410.7	334.5
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3))
Assets
Debt Securities, Available-for-Sale, Excluding Accrued Interest	3,535.3	3,244.9
Short-term investments, available-for-sale, at fair value (amortized cost: $133.1, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 133.3	$ 49.0